Transactions and Balances with Related Parties (Details) - Schedule of compensation of key management and directors - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Schedule of compensation of key management and directors [Abstract]
Short-term benefits	[1]	$ 5,004	$ 1,326
Share-based payments		21,174	1,611
Total		$ 26,178	$ 2,937

[1]	Short-term benefits includes an incentive plan adopted by the Company in 2021 to reward certain directors and members of senior management with a total of 50 Bitcoins.